Aircraft Sublease Receivables - Summary of Subleased Fifteen Aircraft to TAP and the Amounts Receivable (Detail) - Aircraft [member] - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	R$ 0	R$ 0
TAP [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	340,841,000	450,808,000
Finance revenue (accrued)	(61,337,000)	(89,070,000)
Lease receivables (net)	279,504,000	361,738,000
Current	75,052,000	73,671,000
Non-current	204,452,000	288,067,000
TAP [member] | 2019 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		102,660,000
TAP [member] | 2020 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	98,152,000	102,660,000
TAP [member] | 2021 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	86,657,000	91,908,000
TAP [member] | 2022 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	47,136,000	48,897,000
TAP [member] | 2023 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	44,154,000	42,446,000
TAP [member] | After 2023 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	R$ 64,742,000	R$ 62,237,000